Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	May. 02, 2015	May. 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Number of Shares
Beginning Balance	1,039	3,376	3,860
Granted	0	0	515
Exercised	(83)	(66)	(279)
Forfeited	(501)	(2,272)	(720)
Ending Balance	455	1,039	3,376	3,860
Vested and expected to vest in the future at end of period	438
Exercisable at end of period	196
Available for grant at end of period	4,327
Weighted Average Exercise Price
Beginning Balance	$ 20.14	$ 17.91	$ 18.76
Granted	0.00	0.00	11.64
Exercised	15.47	15.71	12.20
Forfeited	24.12	16.95	20.19
Ending Balance	16.62	$ 20.14	$ 17.91	$ 18.76
Vested and expected to vest in the future at end of period	16.69
Exercisable at end of period	$ 18.14
Weighted Average Remaining Contractual Term
Weighted Average Remaining Contractual Term	6 years 3 months 7 days	4 years 6 months 11 days	6 years 2 months 27 days	5 years 8 months 12 days
Vested and expected to vest in the future at end of period	6 years 3 months
Exercisable at end of period	5 years 10 months 10 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value	$ 3,114	$ 725	$ 7,331	$ 574
Vested and expected to vest in the future at end of period	2,984
Exercisable at end of period	$ 1,245